Partners' Capital (Allocations of Net Income) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Partners' Capital [Line Items]
Common unitholders’ interest in net income	$ 311	$ 397	$ 446
Common Units [Member]
Schedule of Partners' Capital [Line Items]
Distributions	284	277	275
Distributions in excess of net income	27	120	171
Common unitholders’ interest in net income	$ 311	$ 397	$ 446